Six Circles International Unconstrained Equity Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Six Circles International Unconstrained Equity Fund | Six Circles International Unconstrained Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	34.19%	2.28%	18.96%	(13.60%)	14.04%	6.17%	18.90%